CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) - $ / shares shares in Millions	Mar. 31, 2016	Dec. 31, 2015
Preferred Stock, Non-voting, No Par Value	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	25.0	25.0
Preferred Stock, Shares Issued	0.0	0.0
Common Stock, Par or Stated Value Per Share	$ 0.01
Treasury Stock, Shares	9.5	9.5
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	500.0	500.0
Common Stock, Shares, Issued	2.6	2.6
Common Stock, Shares, Outstanding	2.6	2.6
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	500.0	500.0
Common Stock, Shares, Issued	203.3	172.5
Class A Exchangeable Shares [Member]
Exchangeable Stock, No Par Value	$ 0	$ 0
Exchangeable Stock, Shares Issued	2.9	2.9
Exchangeable Stock, Shares Outstanding	2.9	2.9
Class B Exchangeable Shares [Member]
Exchangeable Stock, No Par Value	$ 0	$ 0
Exchangeable Stock, Shares Issued	15.4	16.0
Exchangeable Stock, Shares Outstanding	15.4	16.0